Long-Term Debt, Short-Term Debt, and Financing Arrangements - Overview (Detail) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended	18 Months Ended
	May 31, 2017	Jun. 30, 2022	Jun. 30, 2019	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2020	Mar. 31, 2022	Dec. 31, 2017	May 12, 2017	May 11, 2017	Dec. 31, 2016	Jul. 13, 2016	Jun. 13, 2016	Jun. 06, 2016
Debt Instrument [Line Items]
Maximum percentage of stock of certain first-tier foreign subsidiaries pledged to secure senior credit facility								66.00%
Long-term debt (including current maturities)								$ 1,374,000,000			$ 1,310,000,000
Long-term debt								1,358,000,000			1,294,000,000
Unamortized debt issuance costs								13,000,000			$ 13,000,000
Long term debt maturities within the next twelve months								23,000,000
Unused borrowing capacity								1,500,000,000
Senior Notes Due 2020, 6.875% [Member]
Debt Instrument [Line Items]
Expenses related to redemption				$ 8,000,000	$ 16,000,000
Tranche Term Facility [Member]
Debt Instrument [Line Items]
Long term debt maturities within the next twelve months								20,000,000
Five Point Three Seven Five Percent Senior Notes Due December 15 2024 [Member] [Domain]
Debt Instrument [Line Items]
Long-term debt (including current maturities)								225,000,000
Long-term debt								222,000,000
Unamortized debt issuance costs								$ 3,000,000
5% Senior Notes Due 2026
Debt Instrument [Line Items]
Stated interest rate								5.00%
Long-term debt (including current maturities)								$ 500,000,000
Long-term debt								492,000,000
Unamortized debt issuance costs								8,000,000
Other Debt [Member]
Debt Instrument [Line Items]
Unsecured debt								95,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								1,600,000,000	$ 1,600,000,000	$ 1,200,000,000
Long-term debt (including current maturities)								244,000,000
Interest expense	$ 1,000,000
Unused borrowing capacity								1,356,000,000
Revolving Credit Facility [Member] | Tranche Term Facility [Member]
Debt Instrument [Line Items]
Long-term debt (including current maturities)								390,000,000		$ 264,000,000
Long-term debt								388,000,000	$ 400,000,000
Unamortized debt issuance costs								2,000,000
Long term debt maturities within the next twelve months								20,000,000
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Long-term debt (including current maturities)								0
Revolving Credit Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt (including current maturities)								390,000,000
Revolving Credit Facility [Member] | Five Point Three Seven Five Percent Senior Notes Due December 15 2024 [Member] [Domain]
Debt Instrument [Line Items]
Long-term debt (including current maturities)								225,000,000
Long-term debt								222,000,000
Unamortized debt issuance costs								3,000,000
Revolving Credit Facility [Member] | 5% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term debt (including current maturities)								500,000,000
Long-term debt								492,000,000
Unamortized debt issuance costs								$ 8,000,000
Forecast | Revolving Credit Facility [Member] | Tranche Term Facility [Member]
Debt Instrument [Line Items]
Periodic payment		$ 260,000,000	$ 5,000,000			$ 7,500,000	$ 10,000,000
Senior Notes [Member] | Senior Notes Due 2020, 6.875% [Member]
Debt Instrument [Line Items]
Amount of debt offered for exchange by the company														$ 500,000,000
Amount of debt tendered for exchange by the holders												$ 175,000,000	$ 325,000,000
Debt instrument redemption price as percentage of principal amount prior quarter												103.438%	103.81%
Stated interest rate								6.875%
Senior Notes [Member] | 5 3/8% Senior Notes due 2024
Debt Instrument [Line Items]
Stated interest rate								5.375%